Rainier Investment Management Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

2020 East Financial Way, Suite 100

Glendora, CA 91741

September 20, 2012

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, D.C. 20549

Re:	Rainier Investment Management Mutual Funds (“the Company”)

File Nos. 33-73792 and 811-08270

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), the Company hereby submits Post-Effective Amendment No. 43 to the Company’s Registration Statement for the purpose of adding Class A Shares for the Rainier International Discovery Fund.

Pursuant to Rule 485(a)(1), the Company anticipates that this filing will be effective sixty (60) days after filing. At or before that time, the Company will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this registration statement. The purpose of that filing will be to update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions, concerning the foregoing, please contact the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards

Elaine E. Richards, Esq.

for U.S. Bancorp Fund Services, LLC